Consolidated Statements of Cash Flows	12 Months Ended
	Mar. 31, 2023 HKD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 HKD ($)	Mar. 31, 2021 HKD ($)
Cash flows from operating activities:
Net income	$ 6,027,651	$ 767,862	$ 10,216,207	$ 7,605,181
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property and equipment	1,387	177	1,501	46,402
Gain on disposal of property and equipment				(10,000)
Amortization of right-of-use assets-operating lease	304,824	38,832	299,721	294,807
(Recovery of) Provision for doubtful accounts	266,728	33,979	252,196	(765,238)
Deferred tax benefit	(17,326)	(2,207)	(165,727)	292,603
Change in operating assets and liabilities
Accounts receivable	2,256,528	287,459	(3,925,994)	(3,759,452)
Deposits and other receivables	(211,184)	(26,903)	(132,777)	(3,607)
Prepaid expenses	(53,667)	(6,837)
Accrued expenses and other payables	134,579	17,144	37,578	(262,201)
Income tax payable	827,740	105,447	(409,539)	976,823
Amount from related parties	26,012	3,314	5,028	(31,040)
Deferred revenue	21,430	2,730	(10,928)	(49,248)
Operating lease obligation	(304,824)	(38,832)	(296,226)	(295,445)
Net cash provided by operating activities	9,279,878	1,182,165	5,871,040	4,039,585
Cash flow from investing activities:
Proceed from disposal of property and equipment				10,000
Purchase of computer equipment	(11,899)	(1,516)
Net cash provided by (used in) investing activities	(11,899)	(1,516)		10,000
Cash flow from financing activities:
Deferred IPO costs	(3,936,449)	(501,465)	(2,078,445)	(445,117)
Repayments of loan to a director				(1,488,200)
Repayments of finance lease				(14,494)
Dividend payments				(3,045,558)
Net cash used in financing activities	(3,936,449)	(501,465)	(2,078,445)	(4,993,369)
Effect of exchange rate change on cash and cash equivalents	12,562	1,600
Change in cash and cash equivalents	5,344,092	680,784	3,792,595	(943,784)
Cash and cash equivalents, beginning of the year	6,128,406	780,699	2,335,811	3,279,595
Cash and cash equivalents, end of the year	11,472,498	1,461,483	6,128,406	2,335,811
Supplemental cash flow information
Cash paid for income tax	51,432	6,552	2,286,894	11,372
Cash paid for interest expense				66
Non-cash transaction in investing activities
Right-of-use assets obtained in exchange of lease liabilities			$ 579,011